Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Long-term debt and other financial liabilities	231,414	213,711
Less: Deferred financing costs and debt discounts	(4,488)	(2,921)
Total	226,926	210,790
Less - current portion	(44,574)	(31,780)
Long-term portion	182,352	179,010

Annual Principal Payments
The annual principal payments required to be made after June 30, 2024 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2025	46,410
2026	54,520
2027	56,587
2028	29,917
Thereafter	43,980
Total	231,414